Industry

Common Stock (81.1% of total investments)
Industry			LEVEL ONE
Advertising	Shares	Cost	Market Value	% Total Inv.
Alphabet, Inc. A	12,000	763,247	3,450,720
			$ 3,450,720	(7.6%)
Brokerage
Charles Schwab Corp.	10,000	337,286	939,800
			$ 939,800	(2.1%)
Conglomerate
Berkshire Hathaway Inc. B*	12,500	1,489,340	5,990,000
			$ 5,990,000	(13.2%)
Consumer
Colgate-Palmolive Company	12,000	72,938	1,022,760
Procter & Gamble Company	2,000	145,879	288,880
			$ 1,311,640	(2.9%)
Credit Card
Mastercard Inc	1000	219,636	499,660
Visa Inc.	1500	225,957	453,360
			$ 953,020	(2.1%)
Data Processing
Automatic Data Processing, Inc.	3000	82,775	609,540
Paychex, Inc.	6000	140,075	552,720
			$ 1,162,260	(2.6%)
Drug/Medical Device
Johnson & Johnson	3071	34,933	750,675
Stryker Corp.	4500	19,055	1,478,655
			$ 2,229,330	(4.9%)
Food
Kraft Heinz Company	29,000	772,000	652,210
PepsiCo, Inc.	10,000	168,296	1,552,900
			$ 2,205,110	(4.9%)
Industrial
Danaher Corporation	1,000	225,262	189,600
Illinois Tool Works Inc.	7,000	295,051	1,822,030
Veralto Corporation	333	29,705	29,444
			$ 2,041,074	(4.5%)
Insurance
Markel Corp.*	3,170	4,169,168	6,067,602
White Mountains Insurance Group Ltd.	300	526,542	659,088
			$ 6,726,690	(14.8%)
Mutual Fund Management

Franklin Resources, Inc.	50,000	1,183,351	1,181,000
T. Rowe Price Group, Inc.	22,400	2,362,870	2,019,136
			$ 3,200,136	(7.0%)
Restaurant
Starbucks Corp.	12,000	588,432	1,075,080
			$ 1,075,080	(2.4%)
Retail
AutoZone Inc.*	500	265,855	1,688,890
eBay Inc.	3,000	68,886	273,060
O'Reilly Automotive Inc.*	19,125	259,704	1,765,429
			$ 3,727,379	(8.2%)
Technology Services
Amazon.com Inc.*	9,000	915,707	1,874,430
			$ 1,874,430	(4.1%)

Total common stock investments			$ 36,886,669

Money Market Funds (18.9% of total investments)			LEVEL ONE
Morgan Stanley Inst. Liquidity Fund, Treasury, 3.53%			8,571,366	(18.9%)

Total investments			$ 45,458,035

All other assets less liabilities			51,450

Total net assets			$ 45,509,485

*Non-dividend paying security